Share-based compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance (in shares)	1,587,448
Weighted average grant date fair value (in usd per share)	$ 0.20	$ 0.15
Unrecognized compensation cost	$ 0.1
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of options	10 years
Vesting period	3 years
Performance period	3 years
Dividend yield	0.00%	0.00%
Weighted-average amortization period of unrecognized compensation cost	1 year 2 months 12 days